SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) - $ 17.16 [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, maximum	$ 17.16
Number outstanding | shares	2,558
Outstanding, Weighted-average remaining contractual life	3 months 7 days
Outstanding, Weighted average exercise price	$ 17.16
Number exercisable | shares	2,558
Exercisable, Weighted average exercise price	$ 17.16